DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivative Instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	£ 4,535,297	£ 7,600,981
Fair value assets	22,051	29,613
Fair value liabilities	18,060	27,313
Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	4,251,580	7,053,405
Fair value assets	21,965	28,797
Fair value liabilities	17,733	26,629
Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	283,717	547,576
Fair value assets	86	816
Fair value liabilities	327	684
Fair value hedges | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	172,729	215,361
Fair value assets	53	478
Fair value liabilities	308	256
Fair value hedges | Currency swaps | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Fair value assets	7	11
Fair value liabilities	0	0
Fair value hedges | Interest rate and other swaps | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Fair value assets	46	467
Fair value liabilities	308	256
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	109,093	326,386
Cash flow hedges | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	110,988	332,215
Fair value assets	33	338
Fair value liabilities	19	428
Cash flow hedges | Currency swaps | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Fair value assets	27	43
Fair value liabilities	18	163
Cash flow hedges | Interest rate and other swaps | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Fair value assets	6	295
Fair value liabilities	1	265
Exchange rate contracts: | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	391,225	413,611
Fair value assets	4,433	6,779
Fair value liabilities	4,262	7,414
Exchange rate contracts: | Spot, forwards and futures | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	60,638	49,400
Fair value assets	611	882
Fair value liabilities	663	764
Exchange rate contracts: | Currency swaps | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	319,882	350,882
Fair value assets	3,451	5,469
Fair value liabilities	3,171	6,161
Exchange rate contracts: | Options purchased | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	5,045	5,769
Fair value assets	371	428
Fair value liabilities	0	0
Exchange rate contracts: | Options written | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	5,660	7,560
Fair value assets	0	0
Fair value liabilities	428	489
Interest rate contracts: | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	3,841,076	6,622,029
Fair value assets	16,702	21,644
Fair value liabilities	12,418	18,564
Interest rate contracts: | Interest rate and other swaps | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	3,582,028	5,669,551
Fair value assets	14,775	18,577
Fair value liabilities	10,814	15,799
Interest rate contracts: | Forward rate agreements | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	6,437	633,279
Fair value assets	1	8
Fair value liabilities	1	6
Interest rate contracts: | Options purchased | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	19,145	24,087
Fair value liabilities	0	0
Interest rate contracts: | Options purchased | Interest rate contracts:
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Fair value assets	1,907	3,053
Interest rate contracts: | Options written | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	18,483	19,735
Fair value assets	0	0
Fair value liabilities	1,590	2,746
Interest rate contracts: | Futures | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	214,983	275,377
Fair value assets	19	6
Fair value liabilities	13	13
Credit derivatives | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	6,740	7,707
Fair value assets	95	108
Fair value liabilities	175	174
Equity and other contracts | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	12,539	10,058
Fair value assets	735	266
Fair value liabilities	878	477
Interest rate and other swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	172,695	215,325
Interest rate and other swaps | Fair value hedges | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	172,695	215,325
Fair value assets	46	467
Fair value liabilities	308	256
Interest rate and other swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	109,093	326,386
Interest rate and other swaps | Cash flow hedges | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	109,093	326,386
Fair value assets	6	295
Fair value liabilities	1	265
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	34	36
Currency swaps | Fair value hedges | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	34	36
Fair value assets	7	11
Fair value liabilities	0	0
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	1,895	5,829
Currency swaps | Cash flow hedges | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount	1,895	5,829
Fair value assets	27	43
Fair value liabilities	£ 18	£ 163